10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable	$ 5,713,000	$ 6,553,000
Accrued Expenses	697,000	497,000
Due to Old Nassau Tool	411,000
Accrued Interest	138,000	169,000
Accrued Payroll	99,000	178,000
401K payable	19,000	35,000
Accounts Payable and Accrued Expenses	$ 7,077,000	$ 7,432,000